Unaudited Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 12,844	$ 21,866
Restricted cash	7,050	8,050
Accounts receivable trade, net	972	404
Inventories	1,751	1,693
Prepaid expenses	3,108	3,528
Other current assets	803	2,113
Foreign exchange forward contract	423	0
Intangible assets	1,485	973
Total current assets	36,656	45,898
Fixed assets:
Vessels, net	508,200	484,492
Finance lease, right-of-use asset	31,653	0
Advances for vessel acquisition	0	3,700
Other fixed assets, net	207	267
Total fixed assets	540,060	488,459
Other non-current assets:
Deferred charges and other investments, non-current	14,116	6,127
Restricted cash, non-current	5,500	5,000
Intangible assets	938	60
Operating lease, right of use asset	265	282
Other non-current assets	30	27
TOTAL ASSETS	597,565	545,853
Current liabilities:
Current portion of long-term debt and other financial liabilities, net of deferred finance costs and debt discounts of $1,634 and $1,627, respectively	61,238	37,401
Finance lease liability, current	2,792	0
Trade accounts and other payables	9,414	7,112
Accrued liabilities	16,810	9,626
Operating lease liability, current	102	93
Deferred revenue	3,121	2,094
Other current liabilities	1,045	5,297
Total current liabilities	94,522	61,623
Non-current liabilities:
Long-term debt and other financial liabilities, net of current portion and deferred finance costs and debt discounts of $2,574 and $2,237, respectively	223,791	220,186
Operating lease liability, non-current	163	189
Deferred revenue, non-current	0	67
Finance lease liability, non-current	19,855	0
Total liabilities	339,823	283,674
Commitments and contingencies
STOCKHOLDERS EQUITY
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; 20,000 and 20,000 shares issued and outstanding as at June 30, 2025 and December 31, 2024, respectively	0	0
Common stock, $0.0001 par value; 500,000,000 authorized shares as at June 30, 2025 and December 31, 2024; 20,902,365 and 20,374,165 shares issued and outstanding as at June 30, 2025 and December 31, 2024, respectively	2	2
Additional paid-in capital	598,612	595,947
Accumulated deficit	(340,872)	(333,770)
Total stockholders' equity	257,742	262,179
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	597,565	545,853
Related Party [Member]
Current assets:
Due from related parties	8,220	7,271
Non-current liabilities:
Other liabilities, non-current	333	0
Nonrelated Party [Member]
Non-current liabilities:
Other liabilities, non-current	$ 1,159	$ 1,609